Qualified Employee Benefit Plans (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Qualified Employee Benefit Plans [Abstract]
Contributions to qualified profit sharing plan					$ 13,000,000	$ 13,700,000	$ 14,600,000
Defined contribution expense for foreign entities					6,700,000	7,700,000	7,100,000
Estimated future contributions, next fiscal year					4,000,000
Defined Benefit Plan, Amortization period of Transition Obligations (Assets) (in years)					26.3
Change in projected benefit obligation: [Roll Forward]
Projected benefit obligation at beginning of year			107,806,000	94,655,000	94,655,000	87,733,000
Interest cost					4,633,000	4,627,000	4,600,000
Actuarial loss					13,481,000	4,585,000
Benefits paid					(4,963,000)	(2,290,000)
Projected benefit obligation at end of year					107,806,000	94,655,000	87,733,000
Change in plan assets:
Plan assets at fair value at beginning of year			71,620,000	63,325,000	63,325,000	64,627,000
Actual return on plan assets					8,408,000	(5,912,000)
Employer contribution					4,850,000	6,900,000
Benefits paid					(4,963,000)	(2,290,000)
Plan assets at fair value at end of year					71,620,000	63,325,000	64,627,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status					(36,186,000)	(31,330,000)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Unrecognized net gain (loss) from experience different from that assumed and effects of changes and assumptions, before tax					(9,194,000)	(15,231,000)
Unrecognized net plan assets as of January 1, 1987 being recognized over 26.3 years	(11,000)	(36,000)	(47,000)	(72,000)	(143,000)	(143,000)	(143,000)
Other comprehensive loss before tax					(9,337,000)	(15,374,000)
Income tax benefit					(126,000)	332,000
Other comprehensive loss					(9,463,000)	(15,042,000)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), After Tax [Abstract]
Unrecognized net loss from experience different from that assumed and effects of changes and assumptions, before tax					(48,264,000)	(39,070,000)
Unrecognized net plan assets as of January 1, 1987 being recognized over 26.3 years					47,000	190,000
Accumulated other comprehensive loss before tax					(48,217,000)	(38,880,000)
Income tax benefit					723,000	849,000
Accumulated other comprehensive loss.					(47,497,000)	(38,031,000)
Estimated initial plan assets expected to be amortized from AOCI in next fiscal year					47,129
Defined benefit plan, loss to be amortized over next fiscal year					1,105,698
Accumulated benefit obligation					107,800,000	94,700,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate (in hundredths)					4.40%	5.10%
Expected future benefit payments [Abstract]
2013					3,331,000
2014					3,019,000
2015					4,822,000
2016					5,763,000
2017					4,889,000
2018-2022					30,153,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Interest cost on projected benefit obligations					4,633,000	4,627,000	4,600,000
Expected return on plan assets					(4,969,000)	(5,133,000)	(4,453,000)
Amortization of transition asset					(143,000)	(143,000)	(143,000)
Recognized actuarial loss					848,000	399,000	262,000
Net pension expense (benefit)					369,000	(250,000)	266,000
Assumptions used to determine net periodic benefit costs [Abstract]
Discount rate on benefit obligations (in hundredths)					5.10%	5.50%	6.05%
Expected long-term rate of return on plan assets (in hundredths)					8.00%	8.00%	8.00%
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations (in hundreds)					100.00%	100.00%
Equity Securities [Member]
Change in plan assets:
Plan assets at fair value at end of year					$ 23,933,000
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations (in hundreds)					67.00%	62.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations (in hundreds)					28.00%	28.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations (in hundreds)					2.00%	10.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations (in hundreds)					3.00%	0.00%